Nature of Operations	12 Months Ended
Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements Abstract
Nature of Operations

1. Nature of Operations

Prelude Therapeutics Incorporated (the “Company”) was incorporated in Delaware on February 5, 2016 and is a clinical-stage biotechnology company focused on discovering and developing new medicines targeting chromatin function to treat cancer and rare diseases. Since beginning operations, the Company has devoted substantially all its efforts to research and development, conducting preclinical and clinical studies, recruiting management and technical staff, administration, and raising capital.